Investments (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Schedule of Investments in Real Estate, Net

Investments in real estate, net consisted of the following ($ in thousands):

	December 31, 2024	December 31, 2023
Building and building improvements	$16,614,464	$17,612,162
Land and land improvements	2,965,720	3,144,932
Furniture, fixtures and equipment	272,521	304,650
Right-of-use asset - operating lease(1)	105,230	105,230
Total	19,957,935	21,166,974
Accumulated depreciation and amortization	(2,127,681)	(1,586,616)
Investments in real estate, net	$17,830,254	$19,580,358

(1)
Refer to Note 14 for additional details on the Company’s leases.

Schedule of Assets and Liabilities Investments in Real Estate Classified as Held-for-Sale

The following table details the assets and liabilities of the Company’s investments in real estate classified as held-for-sale ($ in thousands):

	December 31, 2024	December 31, 2023
Assets:
Investments in real estate, net	$679,121	$—
Other assets	6,553	—
Total assets	$685,674	$—

Liabilities:
Mortgage notes, net	$12,602	$—
Other liabilities	5,655	—
Total liabilities	$18,257	$—

Schedule of Equity Investment in Unconsolidated Real Estate Ventures

The following table details the Company’s equity investments in unconsolidated real estate ventures ($ in thousands):

Investments in Unconsolidated Real Estate Ventures	Segment	Date Acquired	Number of Properties	Ownership Interest	December 31, 2024	December 31, 2023
Extended Stay Portfolio	Other	July 2022	196	45%	$411,309	$446,424
Fort Lauderdale Hotel	Other	March 2019	1	43%	9,552	9,578
Total investments in unconsolidated real estate ventures					$420,861	$456,002

Schedule of Income (Loss) from Unconsolidated Real Estate Ventures

The following table details the Company’s (loss) income from equity investments in unconsolidated real estate ventures ($ in thousands):

		Year Ended December 31,
Investments in Unconsolidated Real Estate Ventures	Segment	2024	2023	2022
Extended Stay Portfolio	Other	$(13,790)	$(11,266)	$11,915
Fort Lauderdale Hotel	Other	355	(358)	274
Total (loss) income from unconsolidated real estate ventures		$(13,435)	$(11,624)	$12,189